Related Party Promissory Note	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Related Party Promissory Note
NOTE 5 – Related Party Promissory Note:

Effective as of the Closing, Silexion issued to the Sponsor in replacement in their entirety of all previously existing promissory notes issued by Moringa to the Sponsor from its IPO until the Closing, an amended and restated promissory note (the “Related Party Promissory Note”, and, together with the Underwriters Promissory Note, the “Promissory Notes”) in an amount of $3,433. This reflected the total amount owed by Moringa to the Sponsor through the Closing Date. The maturity date of the Related Party Promissory Note is the 30-month anniversary of the Closing Date (i.e., February 15, 2027). Amounts outstanding under the Related Party Promissory Note may be repaid (unless otherwise decided by Silexion) only by way of conversion into Silexion ordinary shares (“Note Shares”). Silexion and the Sponsor may also convert amounts outstanding under the Related Party Promissory Note at the price per share at which Silexion conducts an equity financing following the Closing, subject to a minimum conversion amount of $100, in an amount of Note Shares constituting up to thirty percent (30%) of the number of Silexion ordinary shares issued and sold by Silexion in such equity financing. The Sponsor may also elect to convert amounts of principal outstanding under the note into Silexion ordinary shares at any time following the 24-month anniversary of the Closing Date, subject to a minimum conversion of $10, at a price per share equal to the volume weighted average price of the Silexion ordinary shares on the principal market on which they are traded during the 20 consecutive trading days prior to the conversion date.

On September 15, 2025, as part of its public offering, the Company converted $1,800 of the Related Party Promissory Note into 45,000 ordinary shares at a fair value of $1,624. The converted amount represented 30% of the funds raised by the Company in its September 2025 public offering, in accordance with the Company’s conversion right under the Related Party Promissory Note.

As of March 31, 2026, $1,633 of the Related Party Promissory Note’s principal amount remained outstanding.